Note 4 - Acquisitions (Details) (USD $)	0 Months Ended	1 Months Ended		3 Months Ended		6 Months Ended			9 Months Ended	12 Months Ended												1 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended		12 Months Ended						1 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended					0 Months Ended		0 Months Ended
	Dec. 31, 2012	Jan. 31, 2012	Jul. 31, 2008	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jul. 31, 2013	Aug. 28, 2012	Jul. 09, 2012	Jun. 01, 2012	May 31, 2012	Jan. 23, 2012	Jan. 11, 2012	Feb. 28, 2013 Subsequent Event [Member] $.0025 [Member]	Feb. 28, 2013 Subsequent Event [Member] $.005 [Member]	Jul. 08, 2013 Subsequent Event [Member]	Feb. 28, 2013 Subsequent Event [Member] Maximum [Member]	Feb. 28, 2013 Subsequent Event [Member] Minimum [Member]	Feb. 15, 2013 $.0025 [Member]	Feb. 15, 2013 $.005 [Member]	Dec. 31, 2015 Scenario, Forecast [Member]	Dec. 31, 2014 Scenario, Forecast [Member]	Dec. 31, 2013 Scenario, Forecast [Member]	Jan. 11, 2012 Gross Revenues Related to Sale of Products [Member]	Jan. 11, 2012 Gross Revenues Generated Under Development and Supply Agreement [Member]	May 23, 2011 Cash Paid to Selling Shareholders [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Paid to Advisors for Brokerage Services [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Value of Stock Issued to Advisors [Member] MicroFluidic Acquisition [Member]	May 23, 2011 Cash Costs [Member] MicroFluidic Acquisition [Member]	May 23, 2011 MicroFluidic Acquisition [Member]	May 23, 2011 MicroFluidic Acquisition [Member]	Mar. 31, 2012 MicroFluidic Acquisition [Member]	Jun. 30, 2013 MicroFluidic Acquisition [Member]	Dec. 31, 2012 MicroFluidic Acquisition [Member]	Dec. 31, 2011 MicroFluidic Acquisition [Member]	Sep. 30, 2012 MicroFluidic Acquisition [Member]	Oct. 31, 2011 MicroFluidic Acquisition [Member]	Feb. 28, 2011 Easy Check Acquisition [Member]	Feb. 28, 2010 Easy Check Acquisition [Member]	Dec. 31, 2014 Maximum [Member] MicroFluidic Acquisition [Member]	Dec. 31, 2013 Maximum [Member] MicroFluidic Acquisition [Member]	Dec. 31, 2011 Maximum [Member] MicroFluidic Acquisition [Member]	Feb. 15, 2013 Maximum [Member]	Jan. 13, 2012 Maximum [Member]	Feb. 15, 2013 Minimum [Member]
Note 4 - Acquisitions (Details) [Line Items]
Cash Paid to Fund Accounts Payable of Acquired Entity																																		$ 24,000				$ 250,000	$ 250,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares (in Shares)																																			971,429				2,375,000	18,406						200,000	300,000
Business Acquisition, Transaction Costs																																				365,000	185,000	550,000	550,000
Business Combination, Contingent Consideration, Liability	645,000			714,000		714,000	714,000						645,000	538,000																								7,000,000	7,000,000									4,000,000	2,000,000	3,000,000
Business Combination, Consideration Transferred			45,000,000											1,653,000																								1,653,000
Payments to Acquire Businesses, Gross																																						24,000
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																																						879,000								114,000	351,000
Business Acquisition, Equity Interest Issued or Issuable, Price Per Share (in Dollars per share)																																						$ 0.37	$ 0.37							$ 0.57	$ 1.17
Business Combination, Assets and Liabilities Arising from Contingencies, Amount Recognized, Net																																						750,000	750,000				538,000	645,000
Percentage of Selling Shareholder Interests Held by Two Individuals																																													68.00%
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability													107,000	(212,000)																												107,000	(212,000)
Revenue, Net																																											0
Net Income (Loss) Attributable to Parent				(1,478,000)	(1,889,000)	(3,379,000)		(4,237,000)					(7,993,000)	(16,481,000)																													(888,000)
Potential Royalty on Future Income																																10.00%	20.00%													10.00%	25.00%
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned																																								69,000
Earnout Cap Amount Per Share (in Dollars per share)																																									$ 8.00
Share Price (in Dollars per share)																																						$ 9.25	$ 9.25
Business Combination, Liabilities Arising from Contingencies, Amount Recognized																																						750,000	750,000
Related Party Transaction, Amounts of Transaction (in Dollars)		200,000
Shares Exchanged for Ownership Interest (in Shares)																			2,285,779		4,000,000
Noncontrolling Interest, Ownership Percentage by Parent																					10.00%																															9.99%
Related Party Transaction, Rate		5.00%
Other Nonoperating Gains (Losses)		200,000
Royalty Revenue						600,000			600,000
Monthly Revenue from a Related Party									12,000							5,000		12,000	30,000		30,000
Financing Threshold Amount of a Related Party																				500,000
Due from Related Parties	138,000			273,000		273,000	273,000						138,000						160,000
Licenses Revenue	2,500,000						2,500,000			1,600,000	800,000	400,000													2,000,000				1,600,000	800,000	400,000																				2,000,000
Royalty Percent of Gross Revenues																10.00%
Repayments of Other Debt																								63,000
Secured Debt				228,000		228,000	228,000								416,544		849,510
License Revenue Per Strip (in Dollars per Item)																									0.005	0.0025																									0.005		0.0025
Consideration for Rights and Licenses																						$ 1,000,000	$ 2,000,000				$ 1,000,000	$ 2,000,000